LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY 1, 2012, OF LEGG MASON WESTERN ASSET SHORT-TERM BOND FUND

Effective August 1, 2012, the following text found in (i) the last sentence of the first paragraph of the section of the fund’s Summary Prospectus and Prospectus titled “Principal investment strategies,” (ii) the first sentence of the section of the fund’s Prospectus titled “Foreign securities,” and (iii) the last sentence of the second paragraph of the section of the fund’s Statement of Additional Information titled “Principal Investment Strategies and Certain Limitations” is deleted:

The fund may also invest in U.S. dollar-denominated fixed income securities of foreign issuers.

and is replaced with the following:

The fund may invest up to 25% of its assets in securities of non-U.S. issuers.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective August 1, 2012, the fund will be renamed Western Asset Short-Term Bond Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a class of shares to buy” shall refer to new Class C shares.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1] If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.